DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE FIXED INCOME FUND (the “Fund”)
PROSPECTUS DATED DECEMBER 21, 2006

On November 22, 2006 the Fund’s Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current Prospectus dated December 21, 2006.

The following replaces the section entitled
"Other Service Providers" (page 11 of the Prospectus until 02/02/07):

Citco Mutual Fund Distributors, Inc. (the “Distributor”), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. (“CMFS”), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

The following replaces the section entitled "How to Contact the Fund" (page 12 of the Prospectus until 02/02/07):

HOW TO CONTACT THE FUND

Write to us at:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Overnight Address:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Distributor:
Citco Mutual Fund Distributors, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Telephone us Toll-Free at:
(888) 263-5593

Wire investments (or ACH payments) to:
Wachovia Bank NA
ABA #031201467
F/C Citco Mutual Fund Distributors, Inc.

For Credit to:
Account #2000021334711

For Further Credit to:
The Monteagle Funds -
Fixed Income Fund
(Your Name)
(Your Account Number)

The following replaces the section entitled “IRA Accounts” (page 13 of the Prospectus until 02/02/07):

•
IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the “Transfer Agent”) at (888) 263-5593 for details.

The following replaces the section entitled "Distributor Information” (back cover of the Prospectus until 02/02/07):

Monteagle Fixed Income Fund
Monteagle Value Fund
Monteagle Large Cap Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund

MONTEAGLE FUNDS
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
www.monteaglefunds.com

C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
83 GENERAL WARREN BOULEVARD, SUITE 200
MALVERN, PA 19355
(888) 263-5593

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE LARGE CAP GROWTH FUND (the “Fund”)
PROSPECTUS DATED DECEMBER 21, 2006

On November 22, 2006 the Fund’s Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current Prospectus dated December 21, 2006.

The following replaces the section entitled
"Other Service Providers" (page 9 of the Prospectus until 02/02/07):

Citco Mutual Fund Distributors, Inc. (the “Distributor”), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. (“CMFS”), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

The following replaces the section entitled "How to Contact the Fund" (page 10 of the Prospectus until 02/02/07):

HOW TO CONTACT THE FUND

Write to us at:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Overnight Address:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Distributor:
Citco Mutual Fund Distributors, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Telephone us Toll-Free at:
(888) 263-5593

Wire investments (or ACH payments) to:
Wachovia Bank NA
ABA #031201467
F/C Citco Mutual Fund Distributors, Inc.

For Credit to:
Account #2000021334711

For Further Credit to:
The Monteagle Funds -
Large Cap Growth Fund
(Your Name)
(Your Account Number)

The following replaces the section entitled
"IRA Accounts" (page 12 of the Prospectus until 02/02/07):

•
IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the “Transfer Agent”) at (888) 263-5593 for details.

The following replaces the section entitled "Distributor Information” (back cover of the Prospectus until 02/02/07):

Monteagle Fixed Income Fund
Monteagle Value Fund
Monteagle Large Cap Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund

MONTEAGLE FUNDS
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
www.monteaglefunds.com

C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
83 GENERAL WARREN BOULEVARD, SUITE 200
MALVERN, PA 19355
(888) 263-5593

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE QUALITY GROWTH FUND (the “Fund”)
PROSPECTUS DATED DECEMBER 21, 2006

On November 22, 2006 the Fund’s Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current Prospectus dated December 21, 2006.

The following replaces the section entitled
"Other Service Providers" (page 9 of the Prospectus until 02/02/07):

Citco Mutual Fund Distributors, Inc. (the “Distributor”), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. (“CMFS”), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

The following replaces the section entitled "How to Contact the Fund" (page 10 of the Prospectus until 02/02/07):

HOW TO CONTACT THE FUND

Write to us at:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Overnight Address:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Distributor:
Citco Mutual Fund Distributors, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Telephone us Toll-Free at:
(888) 263-5593

Wire investments (or ACH payments) to:
Wachovia Bank NA
ABA #031201467
F/C Citco Mutual Fund Distributors, Inc.

For Credit to:
Account #2000021334711

For Further Credit to:
The Monteagle Funds -
Quality Growth Fund
(Your Name)
(Your Account Number)

The following replaces the section entitled
"IRA Accounts" (page 11 of the Prospectus until 02/02/07):

•
IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the “Transfer Agent”) at (888) 263-5593 for details.

The following replaces the section entitled "Distributor Information” (back cover of the Prospectus until 02/02/07):

Monteagle Fixed Income Fund
Monteagle Value Fund
Monteagle Large Cap Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund

MONTEAGLE FUNDS
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
www.monteaglefunds.com

C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
83 GENERAL WARREN BOULEVARD, SUITE 200
MALVERN, PA 19355
(888) 263-5593

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE SELECT VALUE FUND (the “Fund”)
PROSPECTUS DATED DECEMBER 21, 2006

On November 22, 2006 the Fund’s Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current Prospectus dated December 21, 2006.

The following replaces the section entitled
"Other Service Providers" (page 8 of the Prospectus until 02/02/07):

Citco Mutual Fund Distributors, Inc. (the “Distributor”), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. (“CMFS”), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

The following replaces the section entitled "How to Contact the Fund" (page 9 of the Prospectus until 02/02/07):

HOW TO CONTACT THE FUND

Write to us at:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Overnight Address:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Distributor:
Citco Mutual Fund Distributors, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Telephone us Toll-Free at:
(888) 263-5593

Wire investments (or ACH payments) to:
Wachovia Bank NA
ABA #031201467
F/C Citco Mutual Fund Distributors, Inc.

For Credit to:
Account #2000021334711

For Further Credit to:
The Monteagle Funds -
Select Value Fund
(Your Name)
(Your Account Number)

The following replaces the section entitled
"IRA Accounts" (page 11 of the Prospectus until 02/02/07):

•
IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the “Transfer Agent”) at (888) 263-5593 for details.

The following replaces the section entitled "Distributor Information” (back cover of the Prospectus until 02/02/07):

Monteagle Fixed Income Fund
Monteagle Value Fund
Monteagle Large Cap Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund

MONTEAGLE FUNDS
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
www.monteaglefunds.com

C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
83 GENERAL WARREN BOULEVARD, SUITE 200
MALVERN, PA 19355
(888) 263-5593

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE VALUE FUND (the “Fund”)
PROSPECTUS DATED DECEMBER 21, 2006

On November 22, 2006 the Fund’s Board of Trustees approved Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current Prospectus dated December 21, 2006.

The following replaces the section entitled
"Other Service Providers" (page 8 of the Prospectus until 02/02/07):

Citco Mutual Fund Distributors, Inc. (the “Distributor”), 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355, is the sole distributor of shares of the Fund. The Distributor is a Delaware corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of shares of the Fund.

The Distributor is a wholly-owned subsidiary of Citco Mutual Fund Services, Inc. (“CMFS”), a full service U.S. mutual fund back office servicing company which provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Fund.

The fees and other charges (except for any extraordinary expenses) associated with the Service Providers are paid by the Adviser.

The following replaces the section entitled "How to Contact the Fund" (page 9 of the Prospectus until 02/02/07):

HOW TO CONTACT THE FUND

Write to us at:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Overnight Address:
Monteagle Funds
6550 Directors Parkway
Abilene, Texas 79606

Distributor:
Citco Mutual Fund Distributors, Inc.
83 General Warren Blvd., Suite 200
Malvern, Pennsylvania 19355

Telephone us Toll-Free at:
(888) 263-5593

Wire investments (or ACH payments) to:
Wachovia Bank NA
ABA #031201467
F/C Citco Mutual Fund Distributors, Inc.

For Credit to:
Account #2000021334711

For Further Credit to:
The Monteagle Funds -
Value Fund
(Your Name)
(Your Account Number)

The following replaces the section entitled
"IRA Accounts" (page 11 of the Prospectus until 02/02/07):

•
IRA Accounts. Please note that a different procedure is used for opening Individual Retirement Accounts (IRAs). Please call Citco Mutual Fund Services, Inc. (the “Transfer Agent”) at (888) 263-5593 for details.

The following replaces the section entitled "Distributor Information” (back cover of the Prospectus until 02/02/07):

Monteagle Fixed Income Fund
Monteagle Value Fund
Monteagle Large Cap Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund

MONTEAGLE FUNDS
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
www.monteaglefunds.com

C/O CITCO MUTUAL FUND DISTRIBUTORS, INC.
83 GENERAL WARREN BOULEVARD, SUITE 200
MALVERN, PA 19355
(888) 263-5593

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DECEMBER 21, 2006 SUPPLEMENT
TO
MONTEAGLE FIXED INCOME FUND (the “Fund”)
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED DECEMBER 21, 2006

This Supplement updates certain information contained in the currently effective SAI of Monteagle Funds, dated December 21, 2006. You should retain your SAI and current supplements for future reference.

On November 29, 2006 the Fund’s Board of Trustees appointed Ultimus Fund Distributors, LLC as distributor and principal underwriter for the Fund’s shares, and Ultimus Fund Solutions, LLC as transfer agent for the Fund’s shares. These changes become effective on February 2, 2007. Until February 2, 2007, the following disclosure replaces the disclosure in the Fund’s current SAI dated December 21, 2006.

The following replaces information on the front cover of the SAI (Front cover of the SAI until 02/02/07):

Monteagle Quality Growth Fund Monteagle Select Value Fund	Monteagle Fixed Income Fund Monteagle Value Fund Monteagle Large Cap Growth Fund

Fund Information	Fund Information
Monteagle Funds	Monteagle Funds
c/o Citco Mutual Fund Distributors, Inc.	c/o Citco Mutual Fund Distributors, Inc.
83 General Warren Boulevard, Suite 200	83 General Warren Boulevard, Suite 200
Malvern, PA 19355	Malvern, PA 19355
(888) 263-5593	(888) 263-5593

Investment Adviser	Investment Adviser
Parkway Advisors, L.P.	Nashville Capital Corporation
6550 Directors Parkway	209 10th Avenue South, Suite 332
Abilene, TX 79606	Nashville TN 37203
(800) 692-5123	(800) 459-9084

Account Information and Shareholder Services	Account Information and Shareholder Services
Monteagle Funds	Monteagle Funds
c/o Citco Mutual Fund Services, Inc.	c/o Citco Mutual Fund Services, Inc.
83 General Warren Boulevard, Suite 200	83 General Warren Boulevard, Suite 200
Malvern, PA 19355	Malvern, PA 19355
(888) 263-5593	(888) 263-5593

The following replaces the section entitled “Distributor” (pages 45-47 of the SAI until 02/02/07):

Distributor; Services and Compensation of Distributor

Citco Mutual Fund Distributor, Inc. (“CMFD”), the distributor (also known as principal underwriter) of the shares of each Fund, is located at 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania 19355. CMFD is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Under its agreement with the Trust, CMFD acts as the agent of the Trust in connection with the offering of shares of the Funds. CMFD continually distributes shares of the Funds on a best efforts basis. CMFD has no obligation to sell any specific quantity of Fund shares.

For its services, CMFD will receive an annual fee of $5,000 as full compensation for underwriting services for all Funds of the Trust.

Other Provisions of Distributor’s Agreement

Monteagle Funds appointed the underwriter, CMFD, as the exclusive agent for the distribution of its shares. The appointment was reviewed by the Board of Trustees at its meeting on January 30, 2006, and the new underwriting agreement is effective on July 1, 2006. It shall continue in effect for two years from that date. Thereafter, the underwriting agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and with respect to each class of a Fund for which there is an effective Plan, Trustees who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreement to the Plan.

CMFD’s agreement is terminable without penalty by the Trust with respect to a Fund on 30 days’ written notice when authorized by the Trust, or CMFD.

Under its agreement, CMFD is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, CMFD and certain related parties (such as CMFD officers and persons that control CMFD) are indemnified by the Trust against any and all claims and expenses in any way related to CMFD actions (or failures to act) that are consistent with CMFD contractual standard of care. This means that as long as CMFD satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending CMFD against claims that CMFD breached a duty it owed to the Trust; and (2) paying judgments against CMFD.

CMFD may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or, in the case of Institutional shares, distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Fund in this manner, you should acquaint yourself with your institution’s procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

The following replaces the section entitled “Other Fund Service Providers - Administrator; Fund Accountant and Transfer Agent” (pages 47-48 of the SAI until 02/02/07):

Administrator, Fund Accountant and Transfer Agent

CMFS, subject to the supervision of the Board of Trustees, pursuant to a Mutual Fund Services Agreement and Addendums (if any) with the Trust, dated July 1, 2006, acts as the Trust’s administrator, fund accountant, transfer agent and dividend disbursing agent.

As administrator, CMFS is responsible for the supervision of the overall management of the Trust, except for services performed by the Fund’s Adviser under the Fund’s investment advisory agreements, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

As fund accountant, CMFS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class), preparing the Funds’ financial statements and assisting with the Funds’ tax returns.

As transfer agent and dividend disbursing agent, CMFS maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record, can answer shareholder inquiries concerning accounts, and perform other shareholder servicing functions.

For its services, CMFS will receive (covering all Funds) annual compensation equal to the greater of either $175,000 or an annual rate of the average annual assets of the Funds plus $25,000 for each new Fund - all of which the Adviser has contractually agreed to pay in its entirety.

The agreement is effective for a period of three years and one year thereafter and terminable without penalty by the Trust or by CMFS with respect to a Fund on 60 days’ written notice. Under the agreement, CMFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

From December 1, 2001 to the close of business on September 19, 2003, InCap Service Company (“ISC”) served as the Fund’s administrator. ISC received for its services from each Fund at an annual rate as follows: 0.20% of the average annual assets on the first $25 million of each Fund, 0.15% of the average annual assets on the next $25 million of each Fund, 0.10% of the average annual assets on the next $50 million of each Fund, 0.075% of the average annual assets on the next $300 million of each Fund, and 0.03% thereafter. In addition, each Fund paid an additional $12.00 per shareholder account for transfer agency services. Notwithstanding the above, the minimum fee to be paid per Fund was $60,000 for the first year and $71,000 thereafter. Table 2B in Appendix B shows the dollar amount of the fees paid by the Trust to ISC, the amount of the fee waived by ISC and the actual fee received by ISC for its services.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE